Selective Quarterly Financial Data (unaudited) (Details) (USD $)	3 Months Ended												12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Selective quarterly financial data (unaudited)
Net (loss)	$ 4,312,077	$ (5,622,815)	$ (13,234,871)	$ (3,939,795)	$ (10,922,919)	$ (3,396,176)	$ (229,443)	$ (16,282,682)	$ (14,000,632)	$ 16,692,303	$ (13,551,965)	$ (6,332,096)	$ (18,485,404)		$ (30,831,220)		$ (17,192,390)
Series A
Selective quarterly financial data (unaudited)
Weighted average number of General Partner and Limited Partner Units outstanding (in units)	136,017,449	162,231,045	200,364,270	223,756,617	252,136,637	278,403,557	303,708,654	327,717,234	324,770,222	312,831,615	307,193,411	297,988,615	180,592,345	[1]	290,491,520	[1]	310,695,966	[1]
Net Income / (Loss) per weighted average (in dollars per unit)	$ 0.0252	$ (0.0282)	$ (0.0550)	$ (0.0149)	$ (0.0370)	$ (0.0104)	$ (0.0009)	$ (0.0432)	$ (0.0369)	$ 0.0454	$ (0.0378)	$ (0.0181)	$ (0.0858)	[1]	$ (0.0917)	[1]	$ (0.0476)	[1]
Series F
Selective quarterly financial data (unaudited)
Weighted average number of General Partner and Limited Partner Units outstanding (in units)	61,091	66,250	70,478	74,805	78,737	81,258	86,373	90,659	92,337	93,433	94,738	96,347	68,156	[1]	84,257	[1]	94,216	[1]
Net Income / (Loss) per weighted average (in dollars per unit)	$ 6.02	$ (6.90)	$ (13.51)	$ (3.59)	$ (8.80)	$ (2.79)	$ 0.13	$ (10.34)	$ (9.52)	$ 11.41	$ (8.90)	$ (4.31)	$ (19.22)	[1]	$ (21.91)	[1]	$ (11.37)	[1]
Series G
Selective quarterly financial data (unaudited)
Weighted average number of General Partner and Limited Partner Units outstanding (in units)	17,462,354	18,381,424	19,695,227	20,908,396	21,896,186	22,621,697	23,497,617	24,305,942	25,041,655	25,494,239	26,297,047	26,951,719	19,111,850	[1]	23,080,361	[1]	25,946,165	[1]
Net Income / (Loss) per weighted average (in dollars per unit)	$ 0.0261	$ (0.0298)	$ (0.0581)	$ (0.0155)	$ (0.0381)	$ (0.0121)	$ 0.0000	$ (0.0448)	$ (0.0415)	$ 0.0496	$ (0.0385)	$ (0.0187)	$ (0.0817)	[1]	$ (0.0951)	[1]	$ (0.0496)	[1]
Series I
Selective quarterly financial data (unaudited)
Weighted average number of General Partner and Limited Partner Units outstanding (in units)	1,497,602	1,688,736	1,873,085	1,922,531	2,000,105	1,926,284	1,996,632	2,152,850	2,686,980	2,730,581	2,654,107	2,574,311	1,745,489	[1]	2,018,968	[1]	2,661,493	[1]
Net Income / (Loss) per weighted average (in dollars per unit)	$ 0.0409	$ (0.0262)	$ (0.0615)	$ (0.0091)	$ (0.0352)	$ (0.0073)	$ 0.0103	$ (0.0427)	$ (0.0370)	$ 0.0624	$ (0.0362)	$ (0.0123)	$ (0.0663)	[1]	$ (0.0772)	[1]	$ (0.0214)	[1]

[1]	The weighted average number of Units outstanding is computed for purposes of disclosing net (loss) per weighted average Unit. The weighted average number of Units outstanding for the years ended December 31, 2013, 2012, and 2011 equals the Units outstanding as of such date, adjusted proportionately for Units sold and redeemed based on the respective length of time each was outstanding during the year.